The Millicom Group - A.2.2. Material Joint Ventures - Honduras and Guatemala (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019	[3]
Disclosure of joint ventures [line items]
Depreciation and amortization	$ (1,344)		$ (1,113)		$ (1,119)
Operating profit (loss)	915	[1]	619	[2]	402	[2]
Profit (loss) before taxes from continuing operations	238	[1]	728	[2],[3]	(252)	[2],[3]
Tax (charge), net	(222)	[1]	(158)	[2]	(72)	[2]
Net profit (loss) for the period	129	[1]	542	[2]	(385)	[2]
Total non-current assets (excluding goodwill)	12,133		12,890	[4]
Total non-current liabilities	8,445		7,914	[4]
Carrying value of investment in joint venture	590		596	[4]
Cash and cash equivalents	1,039		895	[3],[4]	875	[3]	$ 1,164
Debt and financing – non-current	6,624		5,904	[4]
Debt and financing – current	180		1,840	[4]
Net cash from operating activities	1,284		956	[3]	821	[3]
Net cash from (used in) investing activities	(1,104)		(2,703)	[3]	(495)	[3]
Net cash from (used in) financing activities	(1)		1,777	[3]	(598)	[3]
Exchange impact on cash and cash equivalents, net	(11)		(10)	[3]	(17)	[3]
Net increase (decrease) in cash and cash equivalents	168		20	[3]	(289)	[3]
Honduras joint ventures
Disclosure of joint ventures [line items]
Revenue	586		589		552
Depreciation and amortization	(112)		(124)		(132)
Operating profit (loss)	111		99		77
Financial income (expenses), net (i)	(29)		(34)		(24)
Profit (loss) before taxes from continuing operations	80		62		58
Tax (charge), net	(31)		(22)		(19)
Net profit (loss) for the period	49		40		39
Results for the year	32		27		27
Dividends and advances paid to Millicom	9		0		24
Total non-current assets (excluding goodwill)	404		473		461
Total non-current liabilities	384		362		533
Total current assets	182		176		300
Total current liabilities	220		305		236
Total net assets	$ (17)		$ (18)		$ (8)
Group's share in %	66.70%		66.70%		66.70%
Group's share in USD millions	$ (12)		$ (12)		$ (5)
Goodwill and consolidation adjustments	601		608		615
Carrying value of investment in joint venture	590		596		610
Cash and cash equivalents	27		39		60
Debt and financing – non-current	334		267		390
Debt and financing – current	23		73		10
Net cash from operating activities	162		166		151
Net cash from (used in) investing activities	(109)		(89)		(145)
Net cash from (used in) financing activities	(64)		(98)		14
Net increase (decrease) in cash and cash equivalents	$ (12)		(21)		20
Guatemala joint ventures
Disclosure of joint ventures [line items]
Revenue			1,379		1,503
Depreciation and amortization			(282)		(323)
Operating profit (loss)			462		452
Financial income (expenses), net (i)			(40)		(95)
Profit (loss) before taxes from continuing operations			432		347
Tax (charge), net			(99)		(83)
Net profit (loss) for the period			333		264
Results for the year			183		144
Dividends and advances paid to Millicom			13		47
Cash and cash equivalents					188
Debt and financing – non-current					619
Debt and financing – current					24
Net cash from operating activities			611		598
Net cash from (used in) investing activities			(192)		(289)
Net cash from (used in) financing activities			(406)		(308)
Exchange impact on cash and cash equivalents, net			1		(2)
Net increase (decrease) in cash and cash equivalents			$ 13		(1)
Borrowings, redemption					$ 18

[1]	Tigo Guatemala is fully consolidated since the acquisition of the remaining 45% shareholding on November 12, 2021. See note A.1.2. for further details. As a result, numbers might not be directly comparable with previous years' figures.
[2]	Re-presented for discontinued operations (see note A.4.)
[3]	Re-presented for discontinued operations (see note A.4.).
[4]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.